Commitments, Contingencies and Guarantees	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Guarantees

17. Commitments, Contingencies and Guarantees

We have various contractual obligations, some of which are required to be recorded as liabilities in our Financial Statements, including long- and short-term debt. Other contractual obligations, namely operating lease commitments, purchase obligations and guarantees, are generally not required to be recognized as liabilities on our Consolidated Balance Sheets but are required to be disclosed.

Our contractual obligations as of December 31, 2014 can be summarized as follows:

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expense[1]	1,311,503	44,958	45,302	283,058	54,155	27,075	856,955
Operating Lease Obligations	89,209	29,280	22,590	11,534	8,256	6,961	10,588
Purchase Obligations	1,588,977	1,464,451	113,606	10,186	158	556	20
Unrecognized Tax Benefits, including interest expense	83,738	-	12,813	14,092	2,858	2,367	51,608

Total Contractual Obligations	3,073,427	1,538,689	194,311	318,870	65,427	36,959	919,171

1	See Note 15 to our Financial Statements for the amounts excluding interest expense.

Long-term debt obligations mainly relate to interest payments and principal amounts of our Eurobonds. See Note 15 to our Financial Statements.

Operating lease obligations include leases of equipment and facilities. Lease payments recognized as an expense were EUR 43.9 million, EUR 42.0 million and EUR 41.6 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Several operating leases for our buildings contain purchase options, exercisable at the end of the lease, and in some cases, during the term of the lease. The amounts to be paid if ASML should exercise these purchase options at the end of the lease as of December 31, 2014 can be summarized as follows:

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	13,983	-	13,983	-	-	-	-

Purchase obligations include purchase commitments with suppliers in the ordinary course of business. ASML expects that it will honor these purchase obligations to fulfill future sales, in line with the timing of those future sales. The general terms and conditions of the agreements relating to the major part of our purchase commitments as of December 31, 2014 contain clauses that enable us to delay or cancel delivery of ordered goods and services up to the dates specified in the corresponding purchase contracts. These terms and conditions that we typically agree with our supply chain partners gives us additional flexibility to adapt our purchase obligations to our requirements in light of the inherent cyclicality of the industry in which we operate. We establish a provision for cancellation costs when it is probable that the liability has been incurred and the amount of cancellation fees is reasonably estimable.

We have a non-committed guarantee facility of EUR 25.0 million under which guarantees in the ordinary course of business can be provided to third parties.